MERRIMAC SERIES
                              Merrimac Cash Series
                             Merrimac Prime Series
                            Merrimac Treasury Series
                         Merrimac Treasury Plus Series
                        Merrimac U.S. Government Series
                           Merrimac Municipal Series

                                 Premium Class
                                 Reserve Class
                              Institutional Class
                                 Adviser Class
                                Investment Class

       SUPPLEMENT DATED DECEMBER 2, 2003 TO PROSPECTUS DATED MAY 1, 2003


Effective December 2, 2003 each Prospectus of the Merrimac Series (the "Trust") dated May 1, 2003 is hereby supplemented and amended as follows:

THE FOLLOWING IS ADDED AS A FINAL PARAGRAPH UNDER THE HEADING "RISK/RETURN SUMMARIES" ON PAGE 1 OF EACH PROSPECTUS:

The Funds described in this Prospectus may not be available for purchase in all states. This Prospectus is not an offering in any state where an offering may not lawfully be made.

THE FIRST AND SECOND PARAGRAPHS UNDER THE HEADING "REDEMPTIONS" ON PAGE 20 OF EACH PROSPECTUS ARE REMOVED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt.

Shareholder redemption requests received after the times set forth below on a Business Day, will ordinarily receive payment by wire on the next Business Day. All redemption requests regarding shares of the Cash Series, the Prime Series, the Treasury Plus Series and the U.S. Government Series placed after 3:00 p.m. may only be placed by telephone.

                   Cash Series                       4:00 p.m. (ET)
                   Prime Series                      4:00 p.m. (ET)
                   Treasury Series                   2:00 p.m. (ET)
                   Treasury Plus Series              4:00 p.m. (ET)
                   U.S. Government Series            5:00 p.m. (ET)
                   Municipal Series                  12:00 p.m. (ET)